Debt (Credit Facilities) (Details)	6 Months Ended	11 Months Ended
	Oct. 31, 2015 USD ($)	Apr. 30, 2015 EUR (€)	Apr. 30, 2015 USD ($)
Credit Facilities [Member]
Line of Credit Facility [Line Items]
Date of original borrowings	Apr. 05, 2012	Apr. 05, 2012
Infor Revolver [Member]
Line of Credit Facility [Line Items]
Revolver maximum availability	$ 150,000,000		$ 150,000,000
Outstanding letters of credit	10,300,000		7,500,000
Current revolver availability	$ 139,700,000		142,500,000
Undrawn line fee	0.50%	0.50%
Maturity date	Mar. 31, 2017	Apr. 05, 2017
Term B due April 5, 2018 [Member]
Line of Credit Facility [Line Items]
Face amount			2,770,000,000
Maturity date		Apr. 05, 2018
Term B-1 due October 5, 2016 [Member]
Line of Credit Facility [Line Items]
Face amount			$ 400,000,000
Euro Term due April 5, 2018 [Member]
Line of Credit Facility [Line Items]
Face amount | €		€ 250,000,000
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Interest reference rate minimum LIBOR		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facilities [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Infor Revolver [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.75%
London Interbank Offered Rate (LIBOR) [Member] | Term B due April 5, 2018 [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate		5.00%
Adjusted Base Rate [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.50%
Adjusted Base Rate [Member] | Credit Facilities [Member]
Line of Credit Facility [Line Items]
Interest reference rate minimum LIBOR		2.00%
Adjusted Base Rate [Member] | Infor Revolver [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.75%
Minimum [Member] | Infor Revolver [Member]
Line of Credit Facility [Line Items]
Undrawn line fee		0.375%